INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - net carrying amount (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Property, plant and equipment
Property, plant and equipment	$ 48,946,555	$ 47,954,596
Office equipment
Property, plant and equipment
Property, plant and equipment	244,773	288,920
Vehicles
Property, plant and equipment
Property, plant and equipment	2,387,064	1,835,634
Equipment and computer software
Property, plant and equipment
Property, plant and equipment	142,803	67,105
Fixture and fittings
Property, plant and equipment
Property, plant and equipment	3,501,808	2,967,431
Machinery and equipment
Property, plant and equipment
Property, plant and equipment	5,493,935	5,125,728
Land and buildings
Property, plant and equipment
Property, plant and equipment	35,112,872	35,674,513
Buildings in progress
Property, plant and equipment
Property, plant and equipment	$ 2,063,300	$ 1,995,265